Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 280,328	$ 257,592
Accounts receivable, net	120,411	123,215
Inventories	117,521	123,658
Net investment in sales-type leases	11,717	11,704
Prepaid expenses	7,571	8,469
Other current assets	15,491	22,435
Total current assets	553,039	547,073
Non-current assets
Net investment in sales-type leases - long-term	12,126	17,785
Property, plant and equipment, net	208,415	201,934
Goodwill	385,629	383,853
Other intangible assets, net	177,458	252,468
Other non-current assets	29,382	11,243
Total non-current assets	813,010	867,283
Total assets	1,366,049	1,414,356
Current liabilities
Accounts payable	40,933	39,021
Current portion of long-term debt	3,714
Accrued expenses and other current liabilities	28,282	31,314
Accrued compensation and related benefits	34,186	34,052
Income taxes payable	3,925	11,395
Obligations in connection with acquisitions	3,619	4,636
Deferred revenues	49,952	52,309
Total current liabilities	164,611	172,727
Non-current liabilities
Long-term debt	22,286
Deferred tax liabilities	5,952	16,040
Deferred revenues - long-term	12,922	7,627
Obligations in connection with acquisitions - long-term		4,354
Other non-current liabilities	22,251	22,428
Total non-current liabilities	63,411	50,449
Total liabilities	228,022	223,176
Commitments and contingencies (see note 10)
Redeemable non-controlling interests	2,029	2,379
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 thousands shares; 52,639 thousands shares and 52,082 thousands shares issued and outstanding at December 31, 2016 and 2015, respectively	142	141
Additional paid-in capital	2,633,129	2,605,957
Accumulated other comprehensive loss	(13,479)	(10,774)
Accumulated deficit	(1,483,925)	(1,406,706)
Equity attributable to Stratasys Ltd.	1,135,867	1,188,618
Non-controlling interests	131	183
Total equity	1,135,998	1,188,801
Total liabilities and equity	$ 1,366,049	$ 1,414,356